Leases - Summary of Quantitative Information About Right-of-use assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 47,817	€ 30,353
Current lease liabilities	7,280	5,520
Non-current lease liabilities	44,044	26,097
Depreciation of right-of-use assets	6,710	3,408	€ 1,805
Interest expenses on lease liabilities (included in finance costs)	1,777	527	294
Cash outflow for leases	7,008	3,742	1,953
Office buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	11,684	9,886
Current lease liabilities	1,066	820
Non-current lease liabilities	11,105	9,423
Depreciation of right-of-use assets	1,114	893	682
Interest expenses on lease liabilities (included in finance costs)	281	216	241
Cash outflow for leases	1,267	1,031	764
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	646	1,134
Current lease liabilities	553	604
Non-current lease liabilities	108	551
Depreciation of right-of-use assets	581	653	948
Interest expenses on lease liabilities (included in finance costs)	17	25	39
Cash outflow for leases	602	675	974
Software
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	14,613	18,674
Current lease liabilities	4,406	4,002
Non-current lease liabilities	12,181	15,596
Depreciation of right-of-use assets	4,062	1,633	0
Interest expenses on lease liabilities (included in finance costs)	565	266	0
Cash outflow for leases	4,404	1,774	0
Land permits
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	20,366	84
Current lease liabilities	1,191	32
Non-current lease liabilities	20,188	0
Depreciation of right-of-use assets	885	141	141
Interest expenses on lease liabilities (included in finance costs)	898	2	5
Cash outflow for leases	657	94	176
Other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	508	575
Current lease liabilities	64	62
Non-current lease liabilities	462	527
Depreciation of right-of-use assets	68	88	34
Interest expenses on lease liabilities (included in finance costs)	16	18	9
Cash outflow for leases	€ 78	€ 168	€ 39